Fair Value Measurements - Financial liabilities measured at fair value on a recurring basis (Details) - Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities related to stock options and warrants	$ 6,981,022	$ 3,116,880
RPC options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities related to stock options and warrants	2,618,507	2,102,012
Paulson Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities related to stock options and warrants	$ 4,362,515	$ 1,014,868